FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Restricted cash	$ 45	$ 52
Derivative assets	5	10
Other financial assets	0	15
Total current	50	77
Non-current
Restricted cash	24	25
Derivative assets	169	45
Loans and notes receivable	71	68
Other financial assets	10	9
Total non-current	$ 274	$ 147